Annual Total Returns[BarChart] - Diversified Arbitrage Fund - I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.99%	3.13%	1.75%	(5.25%)	(4.87%)	7.63%	5.92%	2.19%	8.53%	25.21%